Financial instruments by categories (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Total net foreign exchange (losses) recognized in profit before income tax for the period	R$ 3,460	R$ (3,981)	R$ (1,095)